SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	31. SUBSEQUENT EVENTS The Company has not identified any events with a material financial impact on the Group’s consolidated financial statements.